Income Taxes - Reconciliation of income tax percentage (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate - (benefit) expense	21.00%	21.00%	21.00%
State income taxes	(3.70%)	1.80%	5.40%
Adjustments to prior year tax liabilities	1.10%	1.40%	(0.10%)
Tax Legislation benefit	0.00%	0.00%	(3.90%)
Other	0.40%	(0.10%)	(0.30%)
Effective income tax rate - (benefit) expense	18.80%	24.10%	22.10%